IFRS 7 - Disclosure - Market Risk - Summary of Stressed Value At Risk by Trading Activities (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Market Risk [line items]
Stressed total VaR (one-day measure)	$ 13.3	$ 9.5	$ 10.4
Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	14.4	15.8	14.1
Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	9.9	13.5	11.3
Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.1	1.5	3.2
Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.2	16.7	8.8
Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.6	3.5	2.6
Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.5	5.3	5.1
Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	(33.4)	(46.8)	(34.7)
High risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	47.1
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	30.9
High risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	14.7
High risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	20.2
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	29.5
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	9.6
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.9
Low risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.5
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	12.6
Low risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	8.2
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.4
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.1
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.3
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.1
Average risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	16.8	11.2	14.5	$ 15.4	$ 13.4
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	19.4	18.5	18.8	17.9	18.4
Average risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	12.0	13.5	11.3	13.0	9.1
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.4	2.9	4.1	3.8	3.4
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	13.5	10.3	5.2	10.4	6.3
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.6	2.7	2.3	3.7	2.7
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.0	5.4	5.3	5.5	4.3
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	$ (42.1)	$ (42.1)	$ (32.5)	$ (38.9)	$ (30.8)